Non-Controlling Interest (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Non-Controlling Interest [Line Items]
Economic interest rate	72.00%	73.00%
Transactions effective term		1 year
Adjustment amount			$ 20.8	$ 15.3
Non-controlling interests [Member]
Non-Controlling Interest [Line Items]
Economic interest rate	28.00%	27.00%